Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
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Analysis of the Net Liability and Net Period Cost for Employee Benefit
An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2021		2022
Mexico	Ps.	110,225,654	Ps.	112,031,055
Puerto Rico		12,502,377		8,859,265
Brazil		6,108,744		6,303,584
Europe		13,127,228		9,971,256
Ecuador		601,239		519,239
El Salvador		177,922		135,299
Nicaragua		75,084		62,327
Honduras		32,217		41,292

Total	Ps.	142,850,465	Ps.	137,923,317

	For the year ended December 31,
	2020		2021		2022
Mexico	Ps.	14,911,208	Ps.	15,507,652	Ps.	13,673,155
Puerto Rico		664,046		548,550		538,681
Brazil		722,412		724,587		587,552
Europe		1,701,424		1,753,872		1,176,028
Ecuador		67,402		111,353		(29,743)
El Salvador		15,751		19,081		14,384
Nicaragua		3,711		18,561		11,502
Honduras		—		4,718		7,593

Total	Ps.	18,085,954	Ps.	18,688,374	Ps.	15,979,152

Summary of Defined Benefit Obligation (DBO) and Plan Assets for the Pension and Other Benefit Obligation Plans
The defined benefit obligation (DBO) and plan
a
ssets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2021							2022
	DBO		Plan Assets	Effect of asset ceiling		Net employee benefit liability		DBO		Plan Assets	Effect of asset ceiling		Net employee benefit liability
Mexico	Ps.	286,396,483	Ps.(177,270,561)	Ps.	—	Ps.	109,125,922	Ps.	285,775,547	Ps.(174,814,669)	Ps.	—	Ps.	110,960,878
Puerto Rico		38,092,662	(25,590,285)		—		12,502,377		26,747,454	(17,888,189)		—		8,859,265
Brazil		15,497,227	(15,466,336)		4,422,459		4,453,350		14,599,954	(15,823,761)		6,064,069		4,840,262
Europe		5,093,036	—		—		5,093,036		3,464,777	—		—		3,464,777

Total	Ps.	345,079,408	Ps.(218,327,182)	Ps.	4,422,459	Ps.	131,174,685	Ps.	330,587,732	Ps.(208,526,619)	Ps.	6,064,069	Ps.	128,125,182

Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services
Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2020, 2021 and 2022:

	At December 31, 2020
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	342,569,774	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,696,974
Current service cost		2,810,584						2,810,584
Interest cost on projected benefit obligation		30,482,173						30,482,173
Expected return on plan assets				(17,655,119)				(17, 655,119)
Changes in the asset ceiling during the period and others						278,639		278,639
Past service costs and other				148,253				148,253
Actuarial gain for changes in experience		(8,945)						(8,945)
Actuarial gain from changes in demographic assumptions		(270)						(270)
Actuarial loss from changes in financial assumptions		20,219						20,219

Net period cost	Ps.	33,303,761	Ps.	(17,506,866)	Ps.	278,639	Ps.	16,075,534
Actuarial gain for changes in experience		(9,677)						(9,677)
Actuarial gain from changes in demographic assumptions		(103,987)						(103,987)
Actuarial loss from changes in financial assumptions		3,475,345						3,475,345
Changes in the asset ceiling during the period and others						(542,430)		(542,430)
Return on plan assets greater than discount rate (shortfall)				12,320,777				12,320,777
Others		(924,084)						(924,084)

Recognized in other comprehensive income	Ps.	2,437,597	Ps.	12,320,777	Ps.	(542,430)	Ps.	14,215,944
Contributions made by plan participants		137,947		(137,947)				—
Contributions to the pension plan made by the Company				(1,882,654)				(1,882,654)
Benefits paid		(19,740,727)		19,740,727				—
Payments to employees		(14,426,720)						(14,426,720)
Effect of translation		(1,278,392)		2,217,201		(770,590)		168,219

Others	Ps.	(35,307,892)	Ps.	19,937,327	Ps.	(770,590)	Ps.	(16,141,155)
Balance at the end of the year		343,003,240		(191,549,583)		3,393,640		154,847,297
Less short-term portion		(268,940)						(268,940)

Non-current obligation	Ps.	342,734,300	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,578,357

	At December 31, 2021
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	343,003,240	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,847,297
Current service cost		2,090,896						2,090,896
Interest cost on projected benefit obligation		28,913,257						28,913,257
Expected return on plan assets				(15,112,669)				(15,112,669)
Changes in the asset ceiling during the period and others						215,544		215,544
Past service costs and other				139,910				139,910
Actuarial gain for changes in experience		(23,024)						(23,024)
Actuarial gain from changes in demographic assumptions		(48)						(48)
Actuarial gain from changes in financial assumptions		(6,907)						(6,907)

Net period cost	Ps.	30,974,174	Ps.	(14,972,759)	Ps.	215,544	Ps.	16,216,959
Actuarial loss for changes in experience		10,728,950						10,728,950
Actuarial gain from changes in demographic assumptions		(104,568)						(104,568)
Actuarial gain from changes in financial assumptions		(4,099,321)						(4,099,321)
Changes in the asset ceiling during the period and others						969,433		969,433
Return on plan assets greater than discount rate (shortfall)				(22,198,615)				(22,198,615)

Recognized in other comprehensive income	Ps.	6,525,061	Ps.	(22,198,615)	Ps.	969,433	Ps.	(14,704,121)
Contributions made by plan participants		99,201		(99,201)				—
Contributions to the pension plan made by the Company				311,108				311,108
Benefits paid		(10,574,420)		10,348,544				(225,876)
Payments to employees		(25,042,314)						(25,042,314)
Effect of translation		330,770		(166,676)		(156,158)		7,936
Others	Ps.	(35,186,763)	Ps.	10,393,775	Ps.	(156,158)	Ps.	(24,949,146)
Balance at the end of the year		345,315,712		(218,327,182)		4,422,459		131,410,989
Less short-term portion		(236,304)						(236,304)

Non-current obligation	Ps.	345,079,408	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,174,685

	At December 31, 2022
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	345,315,712	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,410,989
Current service cost		1,534,180		—		—		1,534,180
Interest cost on projected benefit obligation		30,565,134		—		—		30,565,134
Expected return on plan assets		—		(18,819,322)		—		(18,819,322)
Changes in the asset ceiling during the period and others		—		—		398,399		398,399
Past service costs and other		—		142,911		—		142,911
Actuarial gain for changes in experience		(43,603)		—		—		(43,603)
Actuarial gain from changes in demographic assumptions		(64)		—		—		(64)
Actuarial gain from changes in financial assumptions		(88,990)		—		—		(88,990)

Net period cost	Ps.	31,966,657	Ps.	(18,676,411)	Ps.	398,399	Ps.	13,688,645
Actuarial loss for changes in experience		2,747,706		—		—		2,747,706
Actuarial loss from changes in demographic assumptions		55,037		—		—		55,037
Actuarial gain from changes in financial assumptions		(9,838,708)		—		—		(9,838,708)
Changes in the asset ceiling during the period and others		—		—		1,283,501		1,283,501
Return on plan assets greater than discount rate (shortfall)		—		13,719,181		—		13,719,181

Recognized in other comprehensive income	Ps.	(7,035,965)	Ps.	13,719,181	Ps.	1,283,501	Ps.	7,966,717
Contributions made by plan participants		78,642		(78,642)		—		—
Contributions to the pension plan made by the Company		—		516,280		—		516,280
Benefits paid		(13,502,781)		13,221,202		—		(281,579)
Payments to employees		(23,753,735)		—		—		(23,753,735)
Plan changes		12,461		—		—		12,461
Effect of translation		(2,218,050)		1,098,953		(40,290)		(1,159,387)

Others	Ps.	(39,383,463)	Ps.	14,757,793	Ps.	(40,290)	Ps.	(24,665,960)
Balance at the end of the year		330,862,941		(208,526,619)		6,064,069		128,400,391
Less short-term portion		(275,209)		—				(275,209)

Non-current obligation	Ps.	330,587,732	Ps.	(208,526,619)	Ps.	6,064,069	Ps.	128,125,182

Schedule of Plan Assets Invested
At December 31

	2021			2022
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	42%	—	74%	40%	—	74%
Debt instruments	21%	94%	26%	24%	92%	26%
Others	37%	6%	—	36%	8%	—

	100%	100%	100%	100%	100%	100%

Summary of Assumptions Used in Determining the Net Period Cost
The assumptions used in determining the net period cost were as follows:

	2020				2021				2022
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long- term rate return				0.25%,				0.25%,
		6.48% &		0.50% &		8.51% &		0.75% &		10.11% &
	2.34%	7.39%	10.04%	0.75%	2.75%	8.67%	10.4%	1.00%	5.42%	10.05%	11.5%	3.75%

Rate of future salary increases				3.00%,				3.00%,				4.5%
				3.5% &				3.40% &				5.3% &
	2.75%	3.25%	2.84%	4.10%	2.75%	3.25%	2.80%	4.00%	2.75%	3.50%	2.8%	3.4%,4.6%

Percentage of increase in health care costs for the coming year	2.28%	9.96%			2.72%	9.44%			5.44%	9.71%

Year to which this level will be maintained	N/A	2031			NA	2030			NA	2031

Rate of increase of pensions				1.60%				1.60%				1.90%

Employee turnover rate*				0.00% -1.31%				0.00% -1.12%				0.00% -1.03%

*	Depending on years of service

Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits

	-100 points		+100 points
Discount rate	Ps.	25,334,948	Ps.	(22,163,575)
Health care cost trend rat	Ps.	(388,889)	Ps.	444,735

Summary of Long-Term Direct Employee Benefits

	Balance at December 31, 2020		Effect of translation		Increase of the year		Payments		Balance at December 31, 2021
Long-term direct employee benefits	Ps.	8,750,603	Ps.	(328,619)	Ps.	1,824,693	Ps.	(2,320,831)	Ps.	7,925,846

	Balance at December 31, 2021		Effect of translation		Increase of the year		Payments		Balance at December 31, 2022
Long-term direct employee benefits	Ps.	7,925,846	Ps.	(879,484)	Ps.	1,376,566	Ps.	(2,019,176)	Ps.	6,403,752